Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 267	¥ 308
Senior borrowings and bonds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	21	36
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (15)	16
Investment funds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	¥ 1	21
Fair value of liabilities transferred out of Level 3	10	12
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred out of Level 3		2
Trading securities sold, not yet purchased
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3		1
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	123	296
Fair value of assets transferred out of Level 3	241	¥ 39
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	15
Fair value of assets transferred out of Level 3	¥ 46